Fair Value Measurement - Additional Information (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 15, 2020 USD ($)	Dec. 11, 2020	[1]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Private placement warrants and public warrants, measurement input		21		21
Public Warrants fair value price per share | $ / shares	$ 5.99
Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Private placement warrants and public warrants, measurement input	0	0
Until Close of Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	6 months	6 months
Subsequent to Business Combination
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term	5 years	5 years
Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant expiration term			5 years
Closing price | $ / shares	$ 5.99	$ 10.60
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Aggregate values of Warrants | $	$ 26,655,500	$ 7,120,000	$ 6,808,500
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Aggregate values of Warrants | $	$ 41,331,000	$ 11,040,000	$ 10,557,000

[1]	The date the Company was first listed on the Nasdaq and the date for which trade information is first available.